SHAREHOLDERS' EQUITY (SCHEDULE OF VALUATION ASSUMPTIONS ON PAYMENT AWARDS) (Details) (Employee Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average risk-free interest rates	1.60%	0.80%	0.90%
Weighted average dividend yields	1.30%	0.70%	0.00%
Volatility factors	51.00%	107.00%	108.00%
Weighted average expected life (in years)	4 years 9 months 24 days	4 years 9 months 24 days	4 years 8 months 24 days
Weighted average fair value per share (in dollars per share)	$ 7.65	$ 8.02	$ 5.76